Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DFA INVESTMENT DIMENSIONS GROUP INC.
Entity Central Index Key	0000355437
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional
Shareholder Report [Line Items]
Fund Name	DFA California Intermediate-Term Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DCIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA California Intermediate-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.20% for the Portfolio and 4.38% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•
Within the Portfolio’s eligible investment range, bond yields changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter and longer-term California municipal bonds.

Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term California municipal bonds underperformed intermediate-term California municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA California Intermediate-Term Municipal Bond Portfolio – Institutional	3.20%	0.79%	1.39%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
S&P Intermediate Term California AMT-Free Municipal Bond Index	4.38%	1.21%	2.10%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 436,349,000
Holdings Count | $ / shares	368
Advisory Fees Paid, Amount	$ 676,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$436,349
Number of Holdings	368
Net Advisory Fees Paid (Thousands)	$676
Portfolio Turnover Rate	71%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	28.1%
School District	24.4%
General	15.7%
Water	9.6%
Medical	8.5%
Higher Education	7.9%
Power	3.0%
Transportation	1.1%
Airport	1.0%
Education	0.5%
Mello-Roos	0.2%

Maturity Allocation (% of Total Investments)
Less than 1 Year	7.1%
1 to 3 Years	16.7%
3 to 5 Years	18.9%
5 to 10 Years	17.5%
Greater than 10 Years	39.8%

Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA California Municipal Real Return Portfolio
Class Name	Institutional
Trading Symbol	DCARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA California Municipal Real Return Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.36% for the Portfolio and 4.38% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•
Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term California municipal bonds outperforming shorter- and longer-term California municipal bonds.

•	The Portfolio invests in TIPS. During the period, breakeven inflation rates increased.
Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term California municipal bonds underperformed intermediate-term California municipal bonds.
•	Inclusion of inflation swaps contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/01/2017)
DFA California Municipal Real Return Portfolio – Institutional	3.36%	3.11%	2.55%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.18%
S&P Intermediate Term California AMT-Free Municipal Bond Index	4.38%	1.21%	2.06%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 376,636,000
Holdings Count | $ / shares	318
Advisory Fees Paid, Amount	$ 703,000
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$376,636
Number of Holdings	318
Net Advisory Fees Paid (Thousands)	$703
Portfolio Turnover Rate	137%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	31.6%
School District	23.0%
General	21.0%
Water	9.0%
Higher Education	7.4%
Medical	3.0%
Power	2.2%
Education	1.4%
Transportation	1.0%
Mello-Roos	0.2%
Airport	0.1%
Investment Companies	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	28.5%
1 to 3 Years	40.4%
3 to 5 Years	9.8%
5 to 10 Years	14.8%
Greater than 10 Years	6.5%

Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Adviser [Text Block]	Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA California Short-Term Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA California Short-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.19%[1]
[1]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 2.93% for the Portfolio and 3.30% for the ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•
Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term California municipal bonds outperforming shorter-term California municipal bonds.

Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term California municipal bonds underperformed longer-term California municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA California Short-Term Municipal Bond Portfolio – Institutional	2.93%	1.44%	1.16%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index[1]	3.30%	1.35%	1.33%
[2]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 842,176,000
Holdings Count | $ / shares	344
Advisory Fees Paid, Amount	$ 1,154,000
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$842,176
Number of Holdings	344
Net Advisory Fees Paid (Thousands)	$1,154
Portfolio Turnover Rate	153%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	30.6%
General	21.5%
School District	20.7%
Water	9.1%
Higher Education	7.2%
Medical	6.2%
Education	1.9%
Transportation	1.3%
Power	1.1%
Airport	0.4%

Maturity Allocation (% of Total Investments)
Less than 1 Year	40.3%
1 to 3 Years	27.9%
3 to 5 Years	8.9%
5 to 10 Years	19.6%
Greater than 10 Years	3.3%

Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Diversified Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Diversified Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.15%[1]
[3]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%	[3]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.02% for the Portfolio and 5.69% for the Bloomberg U.S. Government Bond Index Intermediate, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Nominal and real term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	The Portfolio invests in TIPS. During the period, breakeven inflation rates increased.
Relative to the benchmark, the Portfolio’s:
•
Allocation to bonds in the 10- to 15-year maturity range and underweight to bonds in the two- to five-year maturity range contributed positively to relative performance during a period when longer-term bonds outperformed shorter-term bonds.

•	Inclusion of TIPS contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (08/10/2016)
DFA Diversified Fixed Income Portfolio – Institutional	6.02%	1.04%	1.77%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.49%
Bloomberg U.S. Government Bond Index Intermediate	5.69%	0.53%	1.45%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,692,816,000
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 255,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,692,816
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$255
Portfolio Turnover Rate	31%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
DFA Intermediate Government Fixed Income Portfolio	50.4%
DFA Two-Year Global Fixed Income Portfolio	30.3%
U.S. Treasury Inflation-Indexed Notes 0.125% due 01/15/32	4.8%
U.S. Treasury Inflation-Indexed Notes 1.750% due 01/15/34	4.8%
U.S. Treasury Inflation-Indexed Bonds 3.375% due 04/15/32	4.8%
U.S. Treasury Inflation-Indexed Notes 0.125% due 07/15/31	2.9%
U.S. Treasury Inflation-Indexed Notes 2.125% due 01/15/35	2.0%
[4]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Five-Year Global Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Five-Year Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.77% for the Portfolio and 5.29% for the FTSE World Government Bond Index 1-5 Years (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible range, bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
Relative to its benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term bonds underperformed longer-term bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Five-Year Global Fixed Income Portfolio – Institutional	4.77%	1.23%	1.66%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.37%
FTSE World Government Bond Index 1-5 Years (hedged to USD)	5.29%	1.71%	2.01%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 9,468,834,000
Holdings Count | $ / shares	289
Advisory Fees Paid, Amount	$ 16,890,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$9,468,834
Number of Holdings	289
Net Advisory Fees Paid (Thousands)	$16,890
Portfolio Turnover Rate	44%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Foreign Government	54.4%
Financials	35.1%
U.S. Government	4.2%
Consumer, Non-cyclical	3.6%
Energy	1.0%
Consumer, Cyclical	0.7%
Industrials	0.7%
Communications	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	28.8%
1 to 3 Years	26.2%
3 to 5 Years	45.0%
[5]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Global Core Plus Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DGCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Global Core Plus Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.23%[1]
[6]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%	[6]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.65% for the Portfolio and 5.30% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
•
Overweight to intermediate-term bonds denominated in the Australian dollar, Canadian dollar, euro, and US dollar contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
•	Inclusion of BB rated corporate bonds also contributed positively to relative performance as BB rated corporate bonds outperformed investment grade corporate bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (01/11/2018)
DFA Global Core Plus Fixed Income Portfolio – Institutional	6.65%	0.46%	2.45%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.22%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 2,819,255,000
Holdings Count | $ / shares	609
Advisory Fees Paid, Amount	$ 5,214,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$2,819,255
Number of Holdings	609
Net Advisory Fees Paid (Thousands)	$5,214
Portfolio Turnover Rate	44%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Foreign Government	27.9%
Financials	22.3%
Mortgage Securities	8.8%
Energy	7.0%
Consumer, Cyclical	5.6%
Industrials	5.1%
Consumer, Non-cyclical	4.9%
U.S. Government	4.2%
Technology	3.9%
Utilities	3.8%
Communications	3.4%
Basic Materials	3.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	4.6%
1 to 3 Years	3.1%
3 to 5 Years	9.9%
5 to 10 Years	55.3%
Greater than 10 Years	27.1%
[7]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Global Core Plus Real Return Portfolio
Class Name	Institutional
Trading Symbol	DFAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Global Core Plus Real Return Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.29%[1]
[8]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%	[8]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 7.40% for the Portfolio and 5.30% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.
•	The Portfolio invests in TIPS. During the period, breakeven inflation rates increased.
•	Credit spreads were relatively narrow over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
•
Overweight to intermediate-term bonds denominated in the Australian dollar, Canadian dollar, euro, and US dollar contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
•	Inclusion of BB rated corporate bonds also contributed positively to relative performance as BB rated corporate bonds outperformed investment grade corporate bonds.
•	Inclusion of inflation swaps contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (04/26/2021)
DFA Global Core Plus Real Return Portfolio – Institutional	7.40%	2.72%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.82%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 287,239,000
Holdings Count | $ / shares	294
Advisory Fees Paid, Amount	$ 607,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$287,239
Number of Holdings	294
Net Advisory Fees Paid (Thousands)	$607
Portfolio Turnover Rate	59%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Foreign Government	24.5%
Financials	23.8%
Mortgage Securities	9.1%
Energy	8.4%
Consumer, Non-cyclical	6.9%
Industrials	5.6%
U.S. Government	5.0%
Utilities	4.7%
Consumer, Cyclical	4.0%
Technology	3.2%
Communications	2.7%
Basic Materials	2.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	2.6%
1 to 3 Years	4.9%
3 to 5 Years	10.6%
5 to 10 Years	56.8%
Greater than 10 Years	25.1%
[9]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Global Sustainability Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DGSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Global Sustainability Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.49% for the Portfolio and 5.30% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
•
Overweight to intermediate-term bonds denominated in the Australian dollar, euro, and US dollar contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/06/2018)
DFA Global Sustainability Fixed Income Portfolio – Institutional	5.49%	-0.22%	2.26%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.48%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 694,882,000
Holdings Count | $ / shares	223
Advisory Fees Paid, Amount	$ 1,250,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$694,882
Number of Holdings	223
Net Advisory Fees Paid (Thousands)	$1,250
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Foreign Government	51.8%
Financials	21.4%
Consumer, Non-cyclical	8.7%
Communications	4.3%
Technology	3.9%
Consumer, Cyclical	3.1%
Industrials	2.6%
Multi-National	2.1%
U.S. Government	1.7%
Utilities	0.4%

Maturity Allocation (% of Total Investments)
Less than 1 Year	6.6%
1 to 3 Years	14.3%
3 to 5 Years	12.0%
5 to 10 Years	23.4%
Greater than 10 Years	43.7%
[10]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Inflation-Protected Securities Portfolio
Class Name	Institutional
Trading Symbol	DIPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Inflation-Protected Securities Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.22% for the Portfolio and 6.06% for the Bloomberg U.S. TIPS Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS.
Relative to the benchmark, the Portfolio’s:
•	Underweight to short- and long-term TIPS and overweight to intermediate-term TIPS contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Inflation-Protected Securities Portfolio – Institutional	6.22%	1.57%	3.02%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.02%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 5,159,771,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 4,560,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$5,159,771
Number of Holdings	26
Net Advisory Fees Paid (Thousands)	$4,560
Portfolio Turnover Rate	16%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
1 to 3 Years	10.2%
3 to 5 Years	38.5%
5 to 10 Years	25.1%
Greater than 10 Years	26.2%
[11]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Intermediate Government Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Intermediate Government Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.92% for the Portfolio and 5.20% for the Bloomberg U.S. Government Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•
Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term government bonds outperforming shorter- and longer-term government bonds.

Relative to the benchmark, the Portfolio’s:
•
Underweight to bonds with maturities shorter than three-years, exclusion of bonds with maturities longer than 15-years, and overweight to intermediate-term bonds contributed positively to relative performance during a period when intermediate-term government bonds outperformed shorter- and longer-term government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Intermediate Government Fixed Income Portfolio – Institutional	5.92%	-1.08%	1.37%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Government Bond Index	5.20%	-0.97%	1.30%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 6,065,520,000
Holdings Count | $ / shares	121
Advisory Fees Paid, Amount	$ 5,341,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$6,065,520
Number of Holdings	121
Net Advisory Fees Paid (Thousands)	$5,341
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
Less than 1 Year	5.4%
1 to 3 Years	12.9%
3 to 5 Years	30.2%
5 to 10 Years	11.9%
Greater than 10 Years	39.6%
[12]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Intermediate-Term Extended Quality Portfolio
Class Name	Institutional
Trading Symbol	DFTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Intermediate-Term Extended Quality Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 7.36% for the Portfolio and 6.68% for the Bloomberg U.S. Credit Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter and longer-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
•
Overweight to intermediate-term bonds, underweight to bonds with maturities less than three-years, and exclusion of bonds with maturities longer than 20-years, contributed positively to relative performance during a period when intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Intermediate-Term Extended Quality Portfolio – Institutional	7.36%	0.46%	2.88%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Credit Bond Index	6.68%	0.46%	3.00%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,761,866,000
Holdings Count | $ / shares	570
Advisory Fees Paid, Amount	$ 2,894,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,761,866
Number of Holdings	570
Net Advisory Fees Paid (Thousands)	$2,894
Portfolio Turnover Rate	35%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	29.5%
Consumer, Non-cyclical	13.9%
Energy	11.3%
Foreign Government	9.7%
Utilities	7.0%
Industrials	6.1%
Consumer, Cyclical	5.6%
Communications	5.3%
Technology	5.0%
Basic Materials	4.1%
U.S. Government	2.1%
Other	0.4%

Maturity Allocation (% of Total Investments)
Less than 1 Year	1.0%
1 to 3 Years	0.1%
3 to 5 Years	31.4%
5 to 10 Years	32.8%
Greater than 10 Years	34.7%
[13]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Christopher W. Cummins was added as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Intermediate-Term Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Intermediate-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.19%[1]
[14]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%	[14]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.75% for the Portfolio and 4.45% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•
Within the Portfolio’s eligible investment range, bond yields changes were mixed. Realized term premiums were mixed, with intermediate-term municipal bonds outperforming shorter- and longer-term municipal bonds.

•	Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.
Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed intermediate-term municipal bonds.
•
Underweight to single-A rated municipal bonds and overweight to AAA and AA rated municipal bonds detracted from relative performance as lower rated municipal bonds outperformed higher rated municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Intermediate-Term Municipal Bond Portfolio – Institutional	3.75%	1.00%	1.64%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
S&P Intermediate Term National AMT-Free Municipal Bond Index	4.45%	1.43%	2.29%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,296,913,000
Holdings Count | $ / shares	676
Advisory Fees Paid, Amount	$ 2,088,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,296,913
Number of Holdings	676
Net Advisory Fees Paid (Thousands)	$2,088
Portfolio Turnover Rate	56%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	46.1%
School District	15.0%
General	9.5%
Water	6.6%
Medical	5.5%
Higher Education	4.6%
Transportation	3.7%
Power	3.5%
Utilities	2.7%
Airport	1.3%
Education	1.3%
Development	0.2%

Maturity Allocation (% of Total Investments)
Less than 1 Year	8.4%
1 to 3 Years	26.5%
3 to 5 Years	10.8%
5 to 10 Years	14.3%
Greater than 10 Years	40.0%

Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Investment Grade Portfolio
Class Name	Institutional
Trading Symbol	DFAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Investment Grade Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.34% for the Portfolio and 6.16% for the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.
•	Credit spreads remained narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to its benchmark, the Portfolio’s:
•
Overweight to intermediate-term bonds and exclusion of bonds with maturities longer than 20-years contributed positively to relative performance during a period when intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds also contributed positively as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Investment Grade Portfolio – Institutional	6.34%	0.09%	2.28%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 12,453,593,000
Holdings Count | $ / shares	851
Advisory Fees Paid, Amount	$ 19,201,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$12,453,593
Number of Holdings	851
Net Advisory Fees Paid (Thousands)	$19,201
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	51.5%
Financials	17.9%
Consumer, Non-cyclical	8.1%
Energy	4.0%
Foreign Government	3.8%
Communications	3.0%
Technology	2.9%
Consumer, Cyclical	2.6%
Industrials	2.6%
Utilities	2.1%
Basic Materials	1.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	11.0%
1 to 3 Years	10.8%
3 to 5 Years	21.1%
5 to 10 Years	22.2%
Greater than 10 Years	34.9%
[15]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA LTIP Portfolio
Class Name	Institutional
Trading Symbol	DRXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA LTIP Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were -1.93% for the Portfolio and 0.02% for the FTSE US Inflation-Linked Bonds Index 20+ Years, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, real yield changes were mixed. Realized real term premiums were negative, with longer-term TIPS underperforming shorter-term TIPS.
Relative to the benchmark, the Portfolio’s:
•	Overweight to longer-term TIPS detracted from relative performance as longer-term TIPS underperformed shorter-term TIPS.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA LTIP Portfolio – Institutional	-1.93%	-8.29%	0.23%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
FTSE US Inflation-Linked Securities Index 20+ Years	0.02%	-6.03%	1.34%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 412,981,000
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 379,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$412,981
Number of Holdings	4
Net Advisory Fees Paid (Thousands)	$379
Portfolio Turnover Rate	15%

Holdings [Text Block]	WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
Greater than 10 Years	100.0%
[16]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA MN Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DMNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA MN Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.22%[1]
[17]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%	[17]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 2.70% for the Portfolio and 4.45% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•
Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term municipal bonds outperforming shorter- and longer-term municipal bonds.

•	Shorter-duration Minnesota municipal bonds generally underperformed the broader national municipal bond index.
Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed intermediate-term municipal bonds.
•	Emphasis on Minnesota municipal bonds, relative to the broader national municipal bond index, also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (07/25/2017)
DFA MN Municipal Bond Portfolio – Institutional	2.70%	0.99%	1.21%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.19%
S&P Intermediate Term National AMT-Free Municipal Bond Index	4.45%	1.43%	2.20%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 34,018,000
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 28,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$34,018
Number of Holdings	101
Net Advisory Fees Paid (Thousands)	$28
Portfolio Turnover Rate	42%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	66.3%
School District	24.3%
Utilities	2.4%
Power	2.1%
Water	1.6%
Higher Education	1.4%
Medical	1.0%
Airport	0.9%

Maturity Allocation (% of Total Investments)
Less than 1 Year	36.4%
1 to 3 Years	48.8%
3 to 5 Years	7.0%
5 to 10 Years	7.1%
Greater than 10 Years	0.7%

Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Adviser [Text Block]	Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.55% for the Portfolio and 4.45% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•
Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term municipal bonds outperforming shorter- and longer-term municipal bonds.

Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed intermediate-term municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Municipal Bond Portfolio – Institutional	3.55%	0.58%	1.33%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
S&P Intermediate Term National AMT-Free Municipal Bond Index	4.45%	1.43%	2.29%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 474,971,000
Holdings Count | $ / shares	358
Advisory Fees Paid, Amount	$ 793,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$474,971
Number of Holdings	358
Net Advisory Fees Paid (Thousands)	$793
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	49.7%
School District	24.2%
Water	7.4%
General	4.8%
Transportation	4.3%
Utilities	2.9%
Power	2.6%
Medical	1.4%
Higher Education	1.4%
Education	1.0%
Facilities	0.2%
Airport	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	25.1%
1 to 3 Years	14.8%
3 to 5 Years	16.1%
5 to 10 Years	8.9%
Greater than 10 Years	35.1%

Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Adviser [Text Block]	Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Municipal Real Return Portfolio
Class Name	Institutional
Trading Symbol	DMREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Municipal Real Return Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.43% for the Portfolio and 4.45% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•
Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term municipal bonds outperforming shorter- and longer-term municipal bonds.

•	The Portfolio invests in TIPS. During the period, breakeven inflation rates increased.
Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed intermediate-term municipal bonds.
•	Inclusion of inflation swaps contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Municipal Real Return Portfolio – Institutional	3.43%	3.14%	2.79%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
S&P Intermediate Term National AMT-Free Municipal Bond Index	4.45%	1.43%	2.29%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,827,216,000
Holdings Count | $ / shares	597
Advisory Fees Paid, Amount	$ 3,449,000
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,827,216
Number of Holdings	597
Net Advisory Fees Paid (Thousands)	$3,449
Portfolio Turnover Rate	132%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	52.0%
School District	19.9%
General	8.0%
Water	5.0%
Higher Education	4.2%
Transportation	2.8%
Education	2.1%
Power	2.1%
Utilities	1.5%
Medical	1.4%
Development	0.8%
Airport	0.1%
Investment Companies	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	29.9%
1 to 3 Years	46.7%
3 to 5 Years	3.8%
5 to 10 Years	10.4%
Greater than 10 Years	9.2%

Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Adviser [Text Block]	Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA NY Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DNYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA NY Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.25%[1]
[18]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%	[18]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.03% for the Portfolio and 4.35% for the S&P Intermediate Term New York AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•
Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term New York municipal bonds outperforming shorter- and longer-term New York municipal bonds. Longer-term New York municipal bonds were the worst performers.

Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term New York municipal bonds underperformed intermediate-term New York municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA NY Municipal Bond Portfolio – Institutional	3.03%	1.40%	1.43%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
S&P Intermediate Term New York AMT-Free Municipal Bond Index	4.35%	1.63%	2.21%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 167,054,000
Holdings Count | $ / shares	126
Advisory Fees Paid, Amount	$ 295,000
Investment Company Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$167,054
Number of Holdings	126
Net Advisory Fees Paid (Thousands)	$295
Portfolio Turnover Rate	156%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	33.6%
General	26.6%
School District	20.4%
Transportation	9.0%
Higher Education	4.2%
Airport	2.6%
Water	1.5%
Development	1.0%
Medical	0.6%
Utilities	0.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	46.9%
1 to 3 Years	10.2%
3 to 5 Years	11.2%
5 to 10 Years	18.3%
Greater than 10 Years	13.4%

Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Adviser [Text Block]	Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA One-Year Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA One-Year Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.49% for the Portfolio and 4.34% for the ICE BofA U.S. 3-Month Treasury Bill Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range (AAA/AA rated bonds), bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
Relative to its benchmark, the Portfolio’s:
•	Inclusion of commercial paper and floating-rate notes contributed positively to relative performance as these bonds outperformed treasury bills.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA One-Year Fixed Income Portfolio – Institutional	4.49%	2.50%	1.89%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US 3-Month Treasury Bill Index[1]	4.34%	3.04%	2.12%
[19]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 4,247,452,000
Holdings Count | $ / shares	149
Advisory Fees Paid, Amount	$ 4,439,000
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,247,452
Number of Holdings	149
Net Advisory Fees Paid (Thousands)	$4,439
Portfolio Turnover Rate	78%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	54.5%
Financials	25.2%
Foreign Government	17.5%
Consumer, Cyclical	1.5%
Energy	1.0%
Consumer, Non-cyclical	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	73.4%
1 to 3 Years	26.6%
[20]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Oregon Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DOGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Oregon Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.26%[1]
[21]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%	[21]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.35% for the Portfolio and 4.45% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•
Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term municipal bonds outperforming shorter- and longer-term municipal bonds.

•	Shorter-duration Oregon municipal bonds generally underperformed the broader national municipal bond index.
Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed intermediate-term municipal bonds.
•	Emphasis on Oregon municipal bonds, relative to the broader national municipal bond index, also detracted from relative performance

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (09/10/2019)
DFA Oregon Municipal Bond Portfolio – Institutional	3.35%	0.62%	1.00%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	1.48%
S&P Intermediate Term National AMT-Free Municipal Bond Index	4.45%	1.43%	1.68%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 99,836,000
Holdings Count | $ / shares	162
Advisory Fees Paid, Amount	$ 168,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$99,836
Number of Holdings	162
Net Advisory Fees Paid (Thousands)	$168
Portfolio Turnover Rate	28%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	52.9%
School District	24.9%
Water	8.1%
General	5.7%
Transportation	4.5%
Medical	2.9%
Higher Education	0.6%
Utilities	0.2%
Airport	0.2%

Maturity Allocation (% of Total Investments)
Less than 1 Year	13.8%
1 to 3 Years	22.2%
3 to 5 Years	11.5%
5 to 10 Years	23.3%
Greater than 10 Years	29.2%

Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Adviser [Text Block]	Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Selective State Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DSSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Selective State Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.23%[1]
[22]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%	[22]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.45% for the Portfolio and 4.45% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•
Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term municipal bonds outperforming shorter- and longer-term municipal bonds.

•	Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.
Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed intermediate-term municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (09/30/2020)
DFA Selective State Municipal Bond Portfolio – Institutional	3.45%	0.65%	0.62%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	1.11%
S&P Intermediate Term National AMT-Free Municipal Bond Index	4.45%	1.43%	1.37%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 521,079,000
Holdings Count | $ / shares	562
Advisory Fees Paid, Amount	$ 854,000
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$521,079
Number of Holdings	562
Net Advisory Fees Paid (Thousands)	$854
Portfolio Turnover Rate	114%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	28.6%
Medical	16.4%
School District	16.3%
General	9.2%
Transportation	6.6%
Water	5.3%
Higher Education	5.1%
Power	4.9%
Utilities	3.1%
Airport	2.3%
Education	1.5%
Development	0.3%
Bond Bank	0.2%
Housing	0.1%
Facilities	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	15.7%
1 to 3 Years	10.0%
3 to 5 Years	7.9%
5 to 10 Years	20.0%
Greater than 10 Years	46.4%

Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Adviser [Text Block]	Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Selectively Hedged Global Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Selectively Hedged Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.28% for the Portfolio and 5.46% for the FTSE World Government Bond Index 1-3 Years, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to its benchmark, the Portfolio’s:
•	100% hedge to the US dollar detracted from performance relative to the unhedged benchmark as the US dollar generally depreciated relative to unhedged currencies in the benchmark.
•	Inclusion of corporate bonds contributed positively to performance relative to the government bond benchmark as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Selectively Hedged Global Fixed Income Portfolio – Institutional	5.28%	1.70%	2.25%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.37%
FTSE World Government Bond Index 1-3 Years	5.46%	0.47%	1.10%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,044,689,000
Holdings Count | $ / shares	482
Advisory Fees Paid, Amount	$ 1,417,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,044,689
Number of Holdings	482
Net Advisory Fees Paid (Thousands)	$1,417
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	37.7%
Foreign Government	22.5%
Consumer, Non-cyclical	9.1%
Consumer, Cyclical	7.3%
Industrials	6.6%
U.S. Government	6.3%
Utilities	4.6%
Communications	2.5%
Energy	1.8%
Basic Materials	0.9%
Technology	0.7%

Maturity Allocation (% of Total Investments)
Less than 1 Year	21.7%
1 to 3 Years	22.0%
3 to 5 Years	56.3%
[23]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Christopher W. Cummins was added as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Duration Real Return Portfolio
Class Name	Institutional
Trading Symbol	DFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Short-Duration Real Return Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.69% for the Portfolio and 6.43% for the Bloomberg U.S. TIPS Index 1-5 Years, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period in which shorter-term bonds underperformed longer-term bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Short-Duration Real Return Portfolio – Institutional	5.69%	4.06%	3.26%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. TIPS Index 1-5 Years	6.43%	3.62%	3.08%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 2,093,353,000
Holdings Count | $ / shares	638
Advisory Fees Paid, Amount	$ 3,584,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$2,093,353
Number of Holdings	638
Net Advisory Fees Paid (Thousands)	$3,584
Portfolio Turnover Rate	36%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	40.3%
Foreign Government	15.7%
Consumer, Non-cyclical	9.7%
Consumer, Cyclical	6.9%
U.S. Government	6.5%
Industrials	5.6%
Energy	5.2%
Technology	3.3%
Utilities	2.8%
Communications	2.3%
Basic Materials	1.7%

Maturity Allocation (% of Total Investments)
Less than 1 Year	28.8%
1 to 3 Years	22.8%
3 to 5 Years	48.4%
[24]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Christopher W. Cummins was added as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Term Extended Quality Portfolio
Class Name	Institutional
Trading Symbol	DFEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Short-Term Extended Quality Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.16% for the Portfolio and 5.63% for the ICE BofA 1-5 Year US Corporate & Government Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term bonds underperformed longer-term bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Short-Term Extended Quality Portfolio – Institutional	5.16%	1.91%	2.08%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA 1-5 Year US Corporate & Government Index[1]	5.63%	1.52%	2.07%
[25]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 5,776,203,000
Holdings Count | $ / shares	704
Advisory Fees Paid, Amount	$ 8,517,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$5,776,203
Number of Holdings	704
Net Advisory Fees Paid (Thousands)	$8,517
Portfolio Turnover Rate	47%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	39.9%
Foreign Government	20.1%
Consumer, Non-cyclical	9.2%
U.S. Government	6.3%
Consumer, Cyclical	5.9%
Industrials	5.9%
Utilities	5.1%
Communications	2.9%
Energy	1.9%
Technology	1.5%
Basic Materials	1.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	49.2%
1 to 3 Years	20.8%
3 to 5 Years	30.0%
[26]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Christopher W. Cummins was added as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Term Government Portfolio
Class Name	Institutional
Trading Symbol	DFFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Short-Term Government Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.37% for the Portfolio and 5.28% for the ICE BofA 1-5 Year US Treasury & Agency Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term government bonds outperforming shorter-term government bonds.
Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when longer-term government bonds outperformed shorter-term government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Short-Term Government Portfolio – Institutional	4.37%	1.55%	1.27%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA 1-5 Year US Treasury & Agency Index[1]	5.28%	1.23%	1.72%
[27]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,758,909,000
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 2,391,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,758,909
Number of Holdings	30
Net Advisory Fees Paid (Thousands)	$2,391
Portfolio Turnover Rate	63%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
Less than 1 Year	74.6%
1 to 3 Years	25.4%
[28]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Term Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Short-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 2.87% for the Portfolio and 3.43% for the ICE BofA 1-3 Year US Municipal Securities Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term municipal bonds outperforming shorter-term municipal bonds.
•	Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.
Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed longer-term municipal bonds.
•
Underweight to single-A and BBB rated municipal bonds and overweight to AAA and AA rated municipal bonds detracted from relative performance as lower rated municipal bonds outperformed higher rated municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Short-Term Municipal Bond Portfolio – Institutional	2.87%	1.54%	1.24%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
ICE BofA 1-3 Year US Municipal Securities Index[1]	3.43%	1.50%	1.51%
[29]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,412,767,000
Holdings Count | $ / shares	577
Advisory Fees Paid, Amount	$ 2,207,000
Investment Company Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,412,767
Number of Holdings	577
Net Advisory Fees Paid (Thousands)	$2,207
Portfolio Turnover Rate	198%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	48.0%
School District	25.6%
General	6.6%
Transportation	4.2%
Higher Education	3.8%
Medical	3.7%
Water	2.4%
Power	1.9%
Education	1.7%
Utilities	1.1%
Airport	0.6%
Development	0.3%
Facilities	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	63.0%
1 to 3 Years	20.7%
3 to 5 Years	4.7%
5 to 10 Years	8.5%
Greater than 10 Years	3.1%

Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Term Selective State Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Short-Term Selective State Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.25%[1]
[30]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%	[30]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 2.94% for the Portfolio and 3.43% for the ICE BofA 1-3 Year US Municipal Securities Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term municipal bonds outperforming shorter-term municipal bonds.
•	Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.
Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed longer-term municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (04/12/2022)
DFA Short-Term Selective State Municipal Bond Portfolio – Institutional	2.94%	2.46%
S&P National AMT-Free Municipal Bond Index	3.77%	2.72%
ICE BofA 1-3 Year US Municipal Securities Index[1]	3.43%	2.73%
[31]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 200,055,000
Holdings Count | $ / shares	365
Advisory Fees Paid, Amount	$ 341,000
Investment Company Portfolio Turnover	227.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$200,055
Number of Holdings	365
Net Advisory Fees Paid (Thousands)	$341
Portfolio Turnover Rate	227%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	37.7%
School District	23.2%
General	9.3%
Medical	8.5%
Higher Education	4.8%
Transportation	3.7%
Water	3.4%
Education	3.2%
Utilities	2.5%
Power	2.5%
Airport	0.9%
Investment Companies	0.2%
Bond Bank	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	59.2%
1 to 3 Years	22.3%
3 to 5 Years	4.6%
5 to 10 Years	9.9%
Greater than 10 Years	4.0%

Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Adviser [Text Block]	Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Social Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DSFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Social Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.33% for the Portfolio and 6.16% for the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
•
Exclusion of bonds with maturities longer than 20-years and overweight to intermediate-term bonds contributed positively to relative performance during a period when intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds also contributed positively as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (04/05/2016)
DFA Social Fixed Income Portfolio – Institutional	6.33%	0.06%	1.95%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.70%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 703,397,000
Holdings Count | $ / shares	401
Advisory Fees Paid, Amount	$ 1,162,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$703,397
Number of Holdings	401
Net Advisory Fees Paid (Thousands)	$1,162
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	51.6%
Financials	15.9%
Foreign Government	9.3%
Communications	4.7%
Consumer, Cyclical	4.5%
Consumer, Non-cyclical	3.4%
Energy	3.2%
Technology	2.7%
Industrials	1.9%
Basic Materials	1.4%
Utilities	1.1%
Other	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	11.7%
1 to 3 Years	8.9%
3 to 5 Years	23.1%
5 to 10 Years	21.3%
Greater than 10 Years	35.0%
[32]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Targeted Credit Portfolio
Class Name	Institutional
Trading Symbol	DTCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Targeted Credit Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%[1]
[33]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%	[33]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.79% for the Portfolio and 6.40% for the Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term bonds generally outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term bonds underperformed longer-term bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Targeted Credit Portfolio – Institutional	5.79%	1.84%	2.30%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.37%
Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD)	6.40%	2.38%	2.85%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 839,426,000
Holdings Count | $ / shares	397
Advisory Fees Paid, Amount	$ 1,359,000
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$839,426
Number of Holdings	397
Net Advisory Fees Paid (Thousands)	$1,359
Portfolio Turnover Rate	70%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	37.2%
Consumer, Non-cyclical	14.8%
Consumer, Cyclical	13.4%
Utilities	9.0%
Industrials	8.6%
Energy	4.3%
Basic Materials	3.5%
Communications	3.3%
U.S. Government	2.9%
Technology	2.7%
Other	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	20.9%
1 to 3 Years	17.9%
3 to 5 Years	61.2%
[34]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Two-Year Global Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Two-Year Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.57% for the Portfolio and 4.68% for the FTSE World Government Bond Index 1-2 Years (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term government bonds outperforming shorter-term government bonds.
Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term bonds underperformed longer-term bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Two-Year Global Fixed Income Portfolio – Institutional	4.57%	2.17%	1.81%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.37%
FTSE World Government Bond Index 1-2 Years (hedged to USD)	4.68%	2.31%	2.03%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 4,574,960,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 6,322,000
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,574,960
Number of Holdings	232
Net Advisory Fees Paid (Thousands)	$6,322
Portfolio Turnover Rate	78%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Foreign Government	46.8%
Financials	35.2%
U.S. Government	13.6%
Energy	2.8%
Consumer, Cyclical	1.0%
Consumer, Non-cyclical	0.6%

Maturity Allocation (% of Total Investments)
Less than 1 Year	65.3%
1 to 3 Years	34.6%
3 to 5 Years	0.1%
[35]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA World ex U.S. Government Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DWFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA World ex U.S. Government Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%[1]
[36]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%	[36]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.12% for the Portfolio and 3.66% for the FTSE Non-USD World Government Bond Index (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.
Relative to the benchmark, the Portfolio’s:
•
Overweight to intermediate-term bonds denominated in the Australian dollar, Canadian dollar, and New Zealand dollar contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Underweight to bonds denominated in Japanese yen contributed positively to relative performance as these bonds generally underperformed other global developed market bonds during the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA World ex U.S. Government Fixed Income Portfolio – Institutional	5.12%	-1.96%	1.54%
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)	4.49%	0.99%	2.62%
FTSE Non-USD World Government Bond Index (hedged to USD)	3.66%	-0.44%	2.03%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,005,698,000
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 1,545,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,005,698
Number of Holdings	91
Net Advisory Fees Paid (Thousands)	$1,545
Portfolio Turnover Rate	56%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Foreign Government	81.3%
Financials	9.5%
Energy	3.1%
Communications	2.4%
Industrials	2.2%
Utilities	1.5%

Maturity Allocation (% of Total Investments)
1 to 3 Years	1.2%
5 to 10 Years	79.4%
Greater than 10 Years	19.4%
[37]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional Retirement Income Fund
Class Name	Institutional
Trading Symbol	TDIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%[1]
[38]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%	[38]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
PERFORMANCE HIGHLIGHTS
•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•
Within the Fund’s eligible investment range, real and nominal yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS. Longer-term TIPS were the worst performers. Nominal term premiums were negative within the eligible investment range, with longer-term bonds underperforming shorter-term bonds.

The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:
•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.
•	Emphasis on value stocks detracted.
The Fund’s Inflation-Protected LDI Component’s Underlying Funds outperformed the blended fixed income and LDI benchmark for the period. Relative to its benchmark, the Underlying Funds’:
•	Inclusion of commercial paper and floating-rate notes contributed positively to relative performance as these bonds outperformed treasury bills.
•	Underweight to short- and long-term TIPS and overweight to intermediate-term TIPS contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional Retirement Income Fund – Institutional	8.48%	4.70%	4.53%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
ICE BofA US 3-Month Treasury Bill Index[1]	4.34%	3.04%	2.12%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
[39]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 69,893,000
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$69,893
Number of Holdings	7
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	20%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
DFA Inflation-Protected Securities Portfolio	47.8%
DFA One-Year Fixed Income Portfolio	32.0%
U.S. Large Company Portfolio	7.3%
U.S. Core Equity 1 Portfolio	7.2%
Large Cap International Portfolio	2.6%
Emerging Markets Core Equity 2 Portfolio	1.8%
International Core Equity 2 Portfolio	1.3%
[40]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2015 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2015 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%[1]
[41]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%	[41]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 9.61% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS
•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•
Within the Fund’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS. Longer-term TIPS were the worst performers.

The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:
•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.
•	Emphasis on value stocks detracted.
The Fund’s Inflation-Protected LDI Component’s Underlying Funds outperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Funds’:
•	Underweight to TIPS in the 20-year+ maturity range and overweight to intermediate-term TIPS contributed positively.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2015 Target Date Retirement Income Fund – Institutional	9.61%	4.57%	5.37%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
[42]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 24,099,000
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$24,099
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
DFA Inflation-Protected Securities Portfolio	75.1%
U.S. Core Equity 1 Portfolio	8.8%
U.S. Large Company Portfolio	8.8%
Large Cap International Portfolio	3.1%
Emerging Markets Core Equity 2 Portfolio	2.2%
International Core Equity 2 Portfolio	1.5%
DFA LTIP Portfolio	0.5%
[43]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2020 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2020 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%[1]
[44]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%	[44]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 8.86% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS
•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•
Within the Fund’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS. Longer-term TIPS were the worst performers.

The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:
•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.
•	Emphasis on value stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2020 Target Date Retirement Income Fund – Institutional	8.86%	3.66%	5.39%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
[45]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 60,956,000
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 1,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$60,956
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$1
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
DFA Inflation-Protected Securities Portfolio	65.4%
DFA LTIP Portfolio	9.7%
U.S. Core Equity 1 Portfolio	9.0%
U.S. Large Company Portfolio	9.0%
Large Cap International Portfolio	3.2%
Emerging Markets Core Equity 2 Portfolio	2.2%
International Core Equity 2 Portfolio	1.5%
[46]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2025 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2025 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 8.17% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS
•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•
Within the Fund’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS. Longer-term TIPS were the worst performers.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:
•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.
•	Emphasis on value stocks detracted.
The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:
•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
The Fund’s Inflation-Protected LDI Component’s Underlying Funds underperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Funds’:
•	Overweight to TIPS in the 20-year+ maturity range detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2025 Target Date Retirement Income Fund – Institutional	8.17%	3.41%	5.68%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
[47]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 124,145,000
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$124,145
Number of Holdings	7
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	15%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
DFA Inflation-Protected Securities Portfolio	56.5%
DFA LTIP Portfolio	18.5%
U.S. Large Company Portfolio	9.0%
U.S. Core Equity 1 Portfolio	9.0%
Large Cap International Portfolio	3.2%
Emerging Markets Core Equity 2 Portfolio	2.2%
International Core Equity 2 Portfolio	1.6%
[48]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2030 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2030 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 9.05% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS
•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•
Within the Fund’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS. Longer-term TIPS were the worst performers.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:
•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.
•	Emphasis on value stocks detracted.
The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:
•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
The Fund’s Inflation-Protected LDI Component’s Underlying Funds underperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Funds’:
•	Overweight to TIPS in the 20-year+ maturity range detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2030 Target Date Retirement Income Fund – Institutional	9.05%	4.65%	6.47%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
[49]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 166,379,000
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$166,379
Number of Holdings	10
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
DFA LTIP Portfolio	29.8%
DFA Inflation-Protected Securities Portfolio	29.3%
U.S. Core Equity 1 Portfolio	13.1%
U.S. Large Company Portfolio	13.1%
Large Cap International Portfolio	4.7%
Emerging Markets Core Equity 2 Portfolio	3.3%
International Core Equity 2 Portfolio	2.3%
DFA Short-Term Extended Quality Portfolio	2.2%
DFA Two-Year Global Fixed Income Portfolio	2.2%
[50]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2035 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2035 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 10.86% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS
•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•
Within the Fund’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS. Longer-term TIPS were the worst performers.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:
•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.
•	Emphasis on value stocks detracted.
The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:
•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
The Fund’s Inflation-Protected LDI Component’s Underlying Funds underperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Funds’:
•	Overweight to TIPS in the 20-year+ maturity range detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2035 Target Date Retirement Income Fund – Institutional	10.86%	6.93%	7.40%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
[51]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 199,086,000
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$199,086
Number of Holdings	10
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
DFA LTIP Portfolio	32.3%
U.S. Large Company Portfolio	18.0%
U.S. Core Equity 1 Portfolio	17.9%
DFA Inflation-Protected Securities Portfolio	8.1%
Large Cap International Portfolio	6.4%
DFA Short-Term Extended Quality Portfolio	4.8%
DFA Two-Year Global Fixed Income Portfolio	4.8%
Emerging Markets Core Equity 2 Portfolio	4.5%
International Core Equity 2 Portfolio	3.2%
[52]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2040 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2040 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 13.78% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS
•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•
Within the Fund’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS. Longer-term TIPS were the worst performers.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:
•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.
•	Emphasis on value stocks detracted.
The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:
•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
The Fund’s Inflation-Protected LDI Component’s Underlying Funds underperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Funds’:
•	Overweight to TIPS in the 20-year+ maturity range detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2040 Target Date Retirement Income Fund – Institutional	13.78%	10.40%	8.86%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
[53]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 211,199,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$211,199
Number of Holdings	9
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Large Company Portfolio	22.9%
U.S. Core Equity 1 Portfolio	22.7%
DFA LTIP Portfolio	21.7%
Large Cap International Portfolio	8.1%
DFA Short-Term Extended Quality Portfolio	7.5%
DFA Two-Year Global Fixed Income Portfolio	7.4%
Emerging Markets Core Equity 2 Portfolio	5.7%
International Core Equity 2 Portfolio	4.0%
[54]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2045 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2045 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 17.13% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS
•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•
Within the Fund’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS. Longer-term TIPS were the worst performers.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:
•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.
•	Emphasis on value stocks detracted.
The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:
•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
The Fund’s Inflation-Protected LDI Component’s Underlying Funds underperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Funds’:
•	Overweight to TIPS in the 20-year+ maturity range detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2045 Target Date Retirement Income Fund – Institutional	17.13%	13.60%	10.62%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
[55]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 226,178,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$226,178
Number of Holdings	9
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Large Company Portfolio	27.7%
U.S. Core Equity 1 Portfolio	27.5%
DFA Short-Term Extended Quality Portfolio	10.1%
DFA Two-Year Global Fixed Income Portfolio	10.1%
Large Cap International Portfolio	9.8%
Emerging Markets Core Equity 2 Portfolio	6.9%
International Core Equity 2 Portfolio	4.9%
DFA LTIP Portfolio	3.0%
[56]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2050 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2050 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 19.38% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS
•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:
•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.
•	Emphasis on value stocks detracted.
The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:
•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2050 Target Date Retirement Income Fund – Institutional	19.38%	14.94%	11.28%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
[57]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 197,436,000
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$197,436
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	11%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Large Company Portfolio	32.5%
U.S. Core Equity 1 Portfolio	32.4%
Large Cap International Portfolio	11.5%
Emerging Markets Core Equity 2 Portfolio	8.1%
International Core Equity 2 Portfolio	5.7%
DFA Short-Term Extended Quality Portfolio	4.9%
DFA Two-Year Global Fixed Income Portfolio	4.9%
[58]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2055 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2055 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.21%[1]
[59]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%	[59]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 19.91% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS
•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:
•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.
•	Emphasis on value stocks detracted.
The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:
•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2055 Target Date Retirement Income Fund – Institutional	19.91%	15.03%	11.33%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
[60]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 141,832,000
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 20,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$141,832
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$20
Portfolio Turnover Rate	11%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Large Company Portfolio	34.2%
U.S. Core Equity 1 Portfolio	34.1%
Large Cap International Portfolio	12.1%
Emerging Markets Core Equity 2 Portfolio	8.6%
International Core Equity 2 Portfolio	6.0%
DFA Short-Term Extended Quality Portfolio	2.5%
DFA Two-Year Global Fixed Income Portfolio	2.5%
[61]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2060 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2060 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.22%[1]
[62]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%	[62]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 19.97% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS
•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:
•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.
•	Emphasis on value stocks detracted.
The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:
•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2060 Target Date Retirement Income Fund – Institutional	19.97%	15.05%	11.33%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
[63]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 116,040,000
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 14,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$116,040
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$14
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Large Company Portfolio	34.2%
U.S. Core Equity 1 Portfolio	34.1%
Large Cap International Portfolio	12.1%
Emerging Markets Core Equity 2 Portfolio	8.6%
International Core Equity 2 Portfolio	6.0%
DFA Short-Term Extended Quality Portfolio	2.5%
DFA Two-Year Global Fixed Income Portfolio	2.5%
[64]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2065 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DTDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2065 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.22%[1]
[65]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%	[65]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 19.88% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS
•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:
•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.
•	Emphasis on value stocks detracted.
The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:
•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (01/02/2020)
Dimensional 2065 Target Date Retirement Income Fund – Institutional	19.88%	15.04%	12.15%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	1.20%
S&P Global BMI Index (net div.)	21.92%	14.03%	11.43%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.18%
Bloomberg U.S. TIPS Index	6.06%	1.63%	2.75%
[66]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 41,831,000
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$41,831
Number of Holdings	7
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	21%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Core Equity 1 Portfolio	34.2%
U.S. Large Company Portfolio	34.2%
Large Cap International Portfolio	12.1%
Emerging Markets Core Equity 2 Portfolio	8.6%
International Core Equity 2 Portfolio	6.0%
DFA Short-Term Extended Quality Portfolio	2.5%
DFA Two-Year Global Fixed Income Portfolio	2.4%
[67]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2070 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DFARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2070 Target Date Retirement Income Fund (the “Portfolio”) for the period of January 2, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.22%1,2,[3]
[68],[69],[70]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.22%	[68],[69],[70]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
Since inception on January 2, 2025, through October 31, 2025, total returns were 18.24% for the Fund, 20.77% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.15% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 7.07% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS
•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:
•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.
•	Emphasis on value stocks detracted.
The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:
•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

Since Inception (01/02/2025)
Dimensional 2070 Target Date Retirement Income Fund – Institutional	18.24%
Bloomberg Global Aggregate Bond Index (hedged to USD)	4.84%
S&P Global BMI Index (net div.)	20.77%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.15%
Bloomberg U.S. TIPS Index	7.07%
[71]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 656,000
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$656
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	1%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Large Company Portfolio	34.3%
U.S. Core Equity 1 Portfolio	34.1%
Large Cap International Portfolio	12.1%
Emerging Markets Core Equity 2 Portfolio	8.5%
International Core Equity 2 Portfolio	6.0%
DFA Short-Term Extended Quality Portfolio	2.5%
DFA Two-Year Global Fixed Income Portfolio	2.5%
[72]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Social Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DFESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.44%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 25.15% for the Portfolio and 27.91% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps. The Fund’s social and sustainability considerations generally result in a lesser weight to companies in the healthcare, energy, and utilities sectors. Healthcare, energy, and utility stocks underperformed the MSCI Emerging Markets Index.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Social and sustainability considerations contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Emerging Markets Social Core Equity Portfolio – Institutional	25.15%	9.91%	8.32%
MSCI Emerging Markets Index (net div.)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,845,414,000
Holdings Count | $ / shares	6,217
Advisory Fees Paid, Amount	$ 5,885,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,845,414
Number of Holdings	6,217
Net Advisory Fees Paid (Thousands)	$5,885
Portfolio Turnover Rate	11%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Samsung Electronics Co. Ltd.	3.0%
Tencent Holdings Ltd.	2.8%
SK Hynix, Inc.	2.2%
Alibaba Group Holding Ltd.	2.1%
PDD Holdings, Inc.	0.9%
HDFC Bank Ltd.	0.8%
Meituan B	0.7%
Infosys Ltd.	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.6%

Top Countries (% of Total Investments)
China	27.7%
Taiwan	22.3%
India	15.5%
South Korea	13.4%
South Africa	3.1%
Brazil	2.9%
Saudi Arabia	2.9%
Mexico	1.9%
United Arab Emirates	1.5%
Malaysia	1.3%
[73],[74]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Sustainability Core 1 Portfolio
Class Name	Institutional
Trading Symbol	DESIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.42%[1]
[75]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%	[75]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 24.64% for the Portfolio and 27.91% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps. The Fund’s sustainability considerations generally result in a lesser weight to companies in the energy and utilities sectors. Energy and utility stocks underperformed the MSCI Emerging Markets Index.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Sustainability considerations contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (03/27/2018)
Emerging Markets Sustainability Core 1 Portfolio – Institutional	24.64%	8.65%	4.79%
MSCI Emerging Markets Index (net div.)	27.91%	7.46%	4.77%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,211,584,000
Holdings Count | $ / shares	5,010
Advisory Fees Paid, Amount	$ 3,777,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,211,584
Number of Holdings	5,010
Net Advisory Fees Paid (Thousands)	$3,777
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Tencent Holdings Ltd.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Samsung Electronics Co. Ltd.	2.0%
Alibaba Group Holding Ltd.	1.9%
PDD Holdings, Inc.	0.8%
Samsung Electronics Co. Ltd.	0.8%
Hon Hai Precision Industry Co. Ltd.	0.7%
Xiaomi Corp. B	0.6%
Meituan B	0.6%

Top Countries (% of Total Investments)
China	29.9%
Taiwan	21.4%
India	15.3%
South Korea	13.3%
Brazil	3.9%
Saudi Arabia	2.7%
South Africa	2.5%
Mexico	1.9%
United Arab Emirates	1.7%
Poland	1.2%
[76],[77]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, the contractual expense limitation amount for the Portfolio was reduced from 0.65% to 0.42%.

Material Fund Change Expenses [Text Block]	Effective February 28, 2025, the contractual expense limitation amount for the Portfolio was reduced from 0.65% to 0.42%.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Social Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DGBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$38	0.34%[1]
[78]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%	[78]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 21.63% for the Portfolio and 22.00% for the MSCI All Country World IMI Index (net dividends) the Portfolio’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. The Fund’s social and sustainability considerations generally result in a lesser weight to companies in the healthcare, energy, and utilities sectors. Healthcare, energy, and utility stocks underperformed the MSCI All Country World IMI Index.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Social and sustainability considerations contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/19/2019)
Global Social Core Equity Portfolio – Institutional	21.63%	15.11%	12.12%
MSCI All Country World IMI Index (net div.)	22.00%	14.26%	12.23%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 82,522,000
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 13,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$82,522
Number of Holdings	4
Net Advisory Fees Paid (Thousands)	$13
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Social Core Equity 2 Portfolio	63.0%
International Social Core Equity Portfolio	25.1%
Emerging Markets Social Core Equity Portfolio	11.9%
[79]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025:
•	Joel P. Schneider no longer serves as a portfolio manager to the Portfolio.
•	Mary T. Phillips no longer serves as a portfolio manager to the Portfolio.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Large Cap Growth Portfolio
Class Name	Institutional
Trading Symbol	DILRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Large Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 20.08% for the Portfolio and 17.80% for the MSCI World ex USA Growth Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations outperformed larger stocks. Within large cap stocks, value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. Within large cap growth stocks, high profitability stocks outperformed low profitability stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on large cap growth stocks with higher profitability contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
International Large Cap Growth Portfolio – Institutional	20.08%	9.93%	7.91%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Growth Index (net div.)	17.80%	8.18%	7.39%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,150,621,000
Holdings Count | $ / shares	427
Advisory Fees Paid, Amount	$ 2,296,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,150,621
Number of Holdings	427
Net Advisory Fees Paid (Thousands)	$2,296
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Roche Holding AG	2.7%
ASML Holding NV	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.5%
Sony Group Corp.	2.0%
Rheinmetall AG	2.0%
Nestle SA	1.9%
Safran SA	1.8%
Airbus SE	1.4%
Reckitt Benckiser Group PLC	1.4%
AstraZeneca PLC	1.4%
[80]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Small Cap Growth Portfolio
Class Name	Institutional
Trading Symbol	DISMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 21.39% for the Portfolio and 23.59% for the MSCI World ex USA Small Growth Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Focus on growth stocks detracted, as the index included stocks with relative prices too low for inclusion in the portfolio, and these stocks outperformed.
•	Focus on small cap stocks detracted, as larger stocks held by the index outperformed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
International Small Cap Growth Portfolio – Institutional	21.39%	7.40%	7.22%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Small Cap Growth Index (net div.)	23.59%	6.29%	7.33%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 295,429,000
Holdings Count | $ / shares	1,317
Advisory Fees Paid, Amount	$ 1,057,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$295,429
Number of Holdings	1,317
Net Advisory Fees Paid (Thousands)	$1,057
Portfolio Turnover Rate	20%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Belimo Holding AG	1.1%
Babcock International Group PLC	1.1%
Finning International, Inc.	0.8%
GEA Group AG	0.8%
BE Semiconductor Industries NV	0.8%
Indra Sistemas SA	0.7%
Gaztransport Et Technigaz SA	0.7%
Accelleron Industries AG	0.7%
Temenos AG	0.6%
Orion OYJ B	0.6%

Top Countries (% of Total Investments)
Japan	21.3%
United Kingdom	13.2%
Canada	13.2%
Switzerland	8.2%
Australia	6.6%
Germany	6.4%
France	5.0%
Italy	4.7%
Finland	2.9%
Spain	2.8%
[81],[82]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Social Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DSCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 28.72% for the Portfolio and 23.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks outperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, outperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks. The Fund’s social and sustainability considerations generally result in a lesser weight to companies in the healthcare, energy, and utilities sectors. Healthcare and energy stocks underperformed the MSCI World ex USA Index. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Social and sustainability considerations contributed.
•	Emphasis on value stocks contributed.
•	Exclusion of REITs contributed.
•	Emphasis on stocks with higher profitability detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
International Social Core Equity Portfolio – Institutional	28.72%	13.49%	8.17%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,812,484,000
Holdings Count | $ / shares	3,914
Advisory Fees Paid, Amount	$ 3,641,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,812,484
Number of Holdings	3,914
Net Advisory Fees Paid (Thousands)	$3,641
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
ASML Holding NV	1.0%
SoftBank Group Corp.	0.9%
Royal Bank of Canada	0.8%
Deutsche Telekom AG	0.7%
Banco Bilbao Vizcaya Argentaria SA	0.7%
HSBC Holdings PLC	0.6%
LVMH Moet Hennessy Louis Vuitton SE	0.6%
Sony Group Corp.	0.6%
BASF SE	0.5%
Celestica, Inc.	0.5%

Top Countries (% of Total Investments)
Japan	24.2%
Canada	12.4%
United Kingdom	10.3%
Germany	8.0%
France	6.9%
Australia	5.8%
Switzerland	5.7%
Netherlands	4.3%
Italy	3.8%
Sweden	3.3%
[83],[84]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Sustainability Core 1 Portfolio
Class Name	Institutional
Trading Symbol	DFSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.23%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 24.85% for the Portfolio and 23.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks outperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, outperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks. The Fund’s sustainability considerations generally result in a lesser weight to companies in the energy and utilities sectors. Energy stocks underperformed the MSCI World ex USA Index. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Sustainability considerations contributed.
•	Exclusion of REITs contributed.
•	Emphasis on stocks with higher profitability detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
International Sustainability Core 1 Portfolio – Institutional	24.85%	12.05%	8.17%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 4,136,586,000
Holdings Count | $ / shares	3,747
Advisory Fees Paid, Amount	$ 7,481,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,136,586
Number of Holdings	3,747
Net Advisory Fees Paid (Thousands)	$7,481
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
ASML Holding NV	1.8%
Novartis AG	1.0%
LVMH Moet Hennessy Louis Vuitton SE	1.0%
Roche Holding AG	0.9%
Toyota Motor Corp.	0.8%
Novo Nordisk AS B	0.8%
AstraZeneca PLC	0.7%
SoftBank Group Corp.	0.7%
Sony Group Corp.	0.7%
Unilever PLC	0.6%

Top Countries (% of Total Investments)
Japan	19.8%
United Kingdom	12.8%
Canada	10.9%
Switzerland	8.6%
France	8.4%
Germany	7.7%
Netherlands	5.5%
Australia	5.3%
Sweden	3.8%
Spain	3.3%
[85],[86]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Cap Growth Portfolio
Class Name	Institutional
Trading Symbol	DUSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Large Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 15.13% for the Portfolio and 30.52% for the Russell 1000® Growth Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations  underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Underweight to prominent mega cap names due to diversification controls detracted.
•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
•	Emphasis on stocks with higher profitability detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Large Cap Growth Portfolio – Institutional	15.13%	16.58%	14.95%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 4,326,838,000
Holdings Count | $ / shares	105
Advisory Fees Paid, Amount	$ 5,575,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,326,838
Number of Holdings	105
Net Advisory Fees Paid (Thousands)	$5,575
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	8.2%
Apple, Inc.	6.6%
Microsoft Corp.	6.0%
Eli Lilly & Co.	4.5%
Visa, Inc. A	4.4%
Mastercard, Inc. A	4.2%
Oracle Corp.	3.8%
Meta Platforms, Inc. A	3.8%
AbbVie, Inc.	3.5%
Home Depot, Inc.	3.3%

Sector Allocation (% of Total Investments)
Information Technology	34.7%
Industrials	12.9%
Health Care	12.6%
Financials	10.2%
Consumer Staples	9.7%
Consumer Discretionary	9.5%
Communication Services	6.4%
Utilities	1.9%
Energy	1.5%
Materials	0.6%
[87],[88]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Growth Portfolio
Class Name	Institutional
Trading Symbol	DSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Small Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.51% for the Portfolio and 18.81% for the Russell 2000® Growth Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks  underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks. The Fund excludes from purchase small cap stocks with high asset growth. These stocks outperformed within the Russell 2000® Growth Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with higher profitability detracted.
•	Exclusion of small cap stocks with high asset growth detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Small Cap Growth Portfolio – Institutional	6.51%	13.07%	10.10%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Growth Index	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,734,829,000
Holdings Count | $ / shares	570
Advisory Fees Paid, Amount	$ 4,268,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,734,829
Number of Holdings	570
Net Advisory Fees Paid (Thousands)	$4,268
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Ciena Corp.	1.1%
Carpenter Technology Corp.	0.9%
BWX Technologies, Inc.	0.8%
Medpace Holdings, Inc.	0.7%
Sterling Infrastructure, Inc.	0.7%
Pegasystems, Inc.	0.7%
Lumen Technologies, Inc.	0.7%
Hasbro, Inc.	0.7%
NEXTracker, Inc. A	0.7%
Norwegian Cruise Line Holdings Ltd.	0.6%

Sector Allocation (% of Total Investments)
Industrials	29.1%
Consumer Discretionary	17.4%
Information Technology	15.2%
Health Care	11.1%
Financials	11.0%
Materials	5.6%
Consumer Staples	4.8%
Communication Services	3.1%
Energy	2.2%
Real Estate	0.4%
Utilities	0.1%
[89],[90]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Social Core Equity 2 Portfolio
Class Name	Institutional
Trading Symbol	DFUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Social Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 18.39% for the Portfolio and 20.81% for the Russell 3000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks  underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund’s social and sustainability considerations generally result in a lesser weight to companies in the healthcare, energy, and utilities sectors. Healthcare and energy stocks underperformed the Russell 3000® Index. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Exclusion of REITs contributed.
•	Social and sustainability considerations contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Social Core Equity 2 Portfolio – Institutional	18.39%	17.18%	13.06%
Russell 3000® Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 2,187,710,000
Holdings Count | $ / shares	2,147
Advisory Fees Paid, Amount	$ 3,587,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$2,187,710
Number of Holdings	2,147
Net Advisory Fees Paid (Thousands)	$3,587
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.6%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc. A	2.7%
Alphabet, Inc. A	1.7%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc. C	1.3%
Broadcom, Inc.	1.1%
Visa, Inc. A	0.9%

Sector Allocation (% of Total Investments)
Information Technology	32.5%
Financials	17.9%
Industrials	13.4%
Consumer Discretionary	11.8%
Communication Services	8.9%
Consumer Staples	4.7%
Health Care	4.6%
Materials	2.8%
Energy	1.9%
Utilities	1.1%
Real Estate	0.4%
[91],[92]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Sustainability Core 1 Portfolio
Class Name	Institutional
Trading Symbol	DFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 18.32% for the Portfolio and 20.81% for the Russell 3000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks  underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund’s sustainability considerations generally result in a lesser weight to companies in the energy and utilities sectors. Energy stocks underperformed the Russell 3000® Index. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Exclusion of REITs contributed.
•	Sustainability considerations contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Sustainability Core 1 Portfolio – Institutional	18.32%	17.06%	14.19%
Russell 3000® Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 8,006,580,000
Holdings Count | $ / shares	1,960
Advisory Fees Paid, Amount	$ 10,846,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$8,006,580
Number of Holdings	1,960
Net Advisory Fees Paid (Thousands)	$10,846
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	6.3%
Meta Platforms, Inc. A	3.2%
Amazon.com, Inc.	3.0%
Microsoft Corp.	2.5%
Alphabet, Inc. A	2.3%
Broadcom, Inc.	2.2%
Alphabet, Inc. C	1.9%
JPMorgan Chase & Co.	1.7%
Tesla, Inc.	1.2%

Sector Allocation (% of Total Investments)
Information Technology	28.9%
Financials	17.3%
Industrials	13.0%
Consumer Discretionary	11.9%
Communication Services	10.1%
Health Care	9.9%
Consumer Staples	4.1%
Materials	2.3%
Energy	1.4%
Utilities	0.7%
Real Estate	0.4%
[93],[94]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Sustainability Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DAABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Sustainability Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.33%[1]
[95]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%	[95]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.97% for the Portfolio and 9.87% for the Russell 2000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks but outperformed mid cap stocks, a subset of large cap stocks. Within small and mid caps, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within small cap stocks. The Fund excludes from purchase small cap stocks with high asset growth. These stocks outperformed within the Russell 2000® Value Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with higher profitability detracted.
•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.
•	Exclusion of small cap stocks with high asset growth detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (07/07/2020)
U.S. Sustainability Targeted Value Portfolio – Institutional	6.97%	15.86%	17.55%
Russell 3000® Index	20.81%	16.74%	16.81%
Russell 2000® Value Index	9.87%	13.85%	15.03%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 519,168,000
Holdings Count | $ / shares	1,117
Advisory Fees Paid, Amount	$ 1,383,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$519,168
Number of Holdings	1,117
Net Advisory Fees Paid (Thousands)	$1,383
Portfolio Turnover Rate	20%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Viatris, Inc.	0.8%
CNH Industrial NV	0.8%
Toll Brothers, Inc.	0.8%
WESCO International, Inc.	0.7%
TD SYNNEX Corp.	0.7%
LKQ Corp.	0.6%
Campbell’s Co.	0.6%
J.M. Smucker Co.	0.6%
Universal Health Services, Inc. B	0.6%
Elanco Animal Health, Inc.	0.6%

Sector Allocation (% of Total Investments)
Financials	28.7%
Industrials	18.3%
Consumer Discretionary	16.6%
Health Care	9.2%
Information Technology	8.7%
Consumer Staples	4.9%
Materials	4.9%
Communication Services	3.7%
Energy	3.3%
Real Estate	1.3%
Utilities	0.4%
[96],[97]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA Equity Allocation Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VA Equity Allocation Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred following the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.31%1,[2]
[98],[99]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%	[98],[99]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 17.91% for the Portfolio and 22.00% for the MSCI All Country World IMI Index (net dividends) the Portfolio’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. US stocks underperformed developed es US and emerging markets stocks.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Greater weight in U.S. stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (07/10/2017)
Dimensional VA Equity Allocation Portfolio – Institutional	17.91%	15.75%	11.28%
MSCI All Country World IMI Index (net div.)	22.00%	14.26%	11.24%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 259,674,000
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 220,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$259,674
Number of Holdings	10
Net Advisory Fees Paid (Thousands)	$220
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Core Equity 1 Portfolio	28.7%
U.S. Large Company Portfolio	23.1%
Dimensional VA U.S. Targeted Value Portfolio	12.8%
International Core Equity 2 Portfolio	11.7%
Emerging Markets Core Equity 2 Portfolio	8.5%
Dimensional VA U.S. Large Value Portfolio	7.1%
Dimensional VA International Small Portfolio	3.6%
Dimensional VA International Value Portfolio	2.7%
DFA Real Estate Securities Portfolio	1.3%
DFA International Real Estate Securities Portfolio	0.5%
[100]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Mary T. Phillips no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA Global Bond Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VA Global Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.21%[1]
[101]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%	[101]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.75% for the Portfolio and 5.29% for the FTSE World Government Bond Index 1-5 Years (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term bonds underperformed longer-term bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional VA Global Bond Portfolio – Institutional	4.75%	1.32%	1.71%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.37%
FTSE World Government Bond Index 1-5 Years (hedged to USD)	5.29%	1.71%	2.01%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 356,189,000
Holdings Count | $ / shares	241
Advisory Fees Paid, Amount	$ 647,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$356,189
Number of Holdings	241
Net Advisory Fees Paid (Thousands)	$647
Portfolio Turnover Rate	41%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Foreign Government	67.8%
Financials	24.2%
Consumer, Non-cyclical	3.1%
U.S. Government	1.9%
Energy	0.9%
Industrials	0.9%
Consumer, Cyclical	0.7%
Communications	0.4%
Technology	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	29.1%
1 to 3 Years	25.5%
3 to 5 Years	45.4%
[102]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA Global Moderate Allocation Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VA Global Moderate Allocation Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred following the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.28%1,[2]
[103],[104]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%	[103],[104]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 13.57% for the Portfolio and 15.81% for the Portfolio’s custom benchmark, a hypothetical composite index composed of 65% S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, and 35% ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark.
PERFORMANCE HIGHLIGHTS
•
Global stocks had positive returns for the period. As measured by the S&P Global BMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps.

•
Global bond yield changes were mixed during the period. Realized term premiums were positive in the short- to intermediate-term maturity range, with intermediate-term bonds outperforming short-term bonds. Credit spreads remained narrow throughout the period. Realized credit premiums were positive, with corporate bonds outperforming government bonds.

Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.
•
Inclusion of bonds in the three- to five-year maturity range contributed positively as these bonds outperformed bonds in the one- to three-year maturity range. Inclusion of corporate bonds also contributed to performance relative to the government bond index as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional VA Global Moderate Allocation Portfolio – Institutional	13.57%	10.61%	8.27%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.88%
VA Global Moderate Allocation Fund Custom Benchmark[1]	15.81%	9.97%	7.96%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	4.87%	2.11%	2.01%
[105],[106]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 267,911,000
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 188,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$267,911
Number of Holdings	13
Net Advisory Fees Paid (Thousands)	$188
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Core Equity 2 Portfolio	32.6%
DFA Selectively Hedged Global Fixed Income Portfolio	12.5%
Dimensional VA Global Bond Portfolio	12.5%
U.S. Core Equity 1 Portfolio	11.7%
International Core Equity 2 Portfolio	10.5%
Emerging Markets Core Equity 2 Portfolio	5.5%
DFA Two-Year Global Fixed Income Portfolio	5.0%
Dimensional VA Short-Term Fixed Portfolio	5.0%
Dimensional VA U.S. Large Value Portfolio	2.3%
Dimensional VA International Value Portfolio	1.2%
[107]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Mary T. Phillips no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA International Small Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VA International Small Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during and following the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.39%[1]
[108]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%	[108]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 27.09% for the Portfolio and 25.75% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes from purchase small cap growth stocks with low profitability. These stocks underperformed within the MSCI World ex USA Small Cap Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Exclusion of small cap stocks with the lowest profitability and highest relative prices contributed.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional VA International Small Portfolio – Institutional	27.09%	12.23%	8.18%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Small Cap Index (net div.)	25.75%	9.81%	7.60%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 379,469,000
Holdings Count | $ / shares	3,607
Advisory Fees Paid, Amount	$ 1,182,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$379,469
Number of Holdings	3,607
Net Advisory Fees Paid (Thousands)	$1,182
Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
BAWAG Group AG	0.5%
Swissquote Group Holding SA	0.4%
Belimo Holding AG	0.4%
Swiss Prime Site AG	0.4%
Gaztransport Et Technigaz SA	0.3%
Orion OYJ B	0.3%
Aritzia, Inc.	0.3%
PSP Swiss Property AG	0.3%
Hensoldt AG	0.3%
Accelleron Industries AG	0.3%

Top Countries (% of Total Investments)
Japan	21.6%
Canada	12.8%
United Kingdom	12.3%
Switzerland	7.7%
Germany	6.9%
Australia	6.5%
France	5.8%
Italy	4.0%
Sweden	3.0%
Finland	2.7%
[109],[110]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA International Value Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VA International Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during and following the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.27%[1]
[111]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.27%	[111]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 31.47% for the Portfolio and 29.49% for the MSCI World ex USA Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations outperformed larger stocks. Within large cap stocks, value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Focus on value stocks contributed, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks underperformed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional VA International Value Portfolio – Institutional	31.47%	19.36%	9.05%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Value Index (net div.)	29.49%	17.25%	7.84%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 658,313,000
Holdings Count | $ / shares	504
Advisory Fees Paid, Amount	$ 1,422,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$658,313
Number of Holdings	504
Net Advisory Fees Paid (Thousands)	$1,422
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Shell PLC	3.6%
TotalEnergies SE	2.2%
Banco Santander SA	2.1%
Toyota Motor Corp.	1.9%
HSBC Holdings PLC	1.8%
Zurich Insurance Group AG	1.3%
Barrick Mining Corp.	1.2%
Toronto-Dominion Bank	1.1%
Cie de Saint-Gobain SA	1.0%
BASF SE	1.0%

Top Countries (% of Total Investments)
Japan	21.3%
United Kingdom	12.9%
Canada	11.4%
France	9.4%
Germany	9.3%
Switzerland	8.6%
Australia	5.9%
Netherlands	4.3%
Spain	3.2%
Sweden	2.7%
[112],[113]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA Short-Term Fixed Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VA Short-Term Fixed Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.12%[1]
[114]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%	[114]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.46% for the Portfolio and 4.34% for the ICE BofA US 3-Month Treasury Bill Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range (AAA/AA rated bonds), bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
Relative to the benchmark, the Portfolio’s:
•	Inclusion of commercial paper and floating-rate notes contributed positively to relative performance as these bonds outperformed treasury bills.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional VA Short-Term Fixed Portfolio – Institutional	4.46%	2.50%	1.88%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US 3-Month Treasury Bill Index[1]	4.34%	3.04%	2.12%
[115]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 406,367,000
Holdings Count | $ / shares	144
Advisory Fees Paid, Amount	$ 392,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$406,367
Number of Holdings	144
Net Advisory Fees Paid (Thousands)	$392
Portfolio Turnover Rate	79%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	47.4%
Financials	26.1%
Foreign Government	23.8%
Consumer, Cyclical	1.4%
Energy	1.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	73.0%
1 to 3 Years	27.0%
[116]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA U.S. Large Value Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VA U.S. Large Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.21%[1]
[117]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%	[117]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 9.38% for the Portfolio and 11.15% for the Russell 1000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.
•	Emphasis on stocks with higher profitability detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional VA U.S. Large Value Portfolio – Institutional	9.38%	15.12%	9.72%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 713,681,000
Holdings Count | $ / shares	396
Advisory Fees Paid, Amount	$ 1,277,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$713,681
Number of Holdings	396
Net Advisory Fees Paid (Thousands)	$1,277
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.8%
Exxon Mobil Corp.	2.2%
Johnson & Johnson	2.1%
Berkshire Hathaway, Inc. B	2.0%
UnitedHealth Group, Inc.	1.8%
Chevron Corp.	1.7%
Cisco Systems, Inc.	1.7%
Micron Technology, Inc.	1.4%
Wells Fargo & Co.	1.3%
AT&T, Inc.	1.2%

Sector Allocation (% of Total Investments)
Financials	23.6%
Industrials	15.2%
Health Care	14.6%
Information Technology	12.6%
Energy	10.2%
Materials	7.6%
Communication Services	6.6%
Consumer Discretionary	5.1%
Consumer Staples	4.0%
Real Estate	0.4%
Utilities	0.1%
[118],[119]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA U.S. Targeted Value Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VA U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.29%[1]
[120]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%	[120]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.66% for the Portfolio and 9.87% for the Russell 2000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks but outperformed mid cap stocks, a subset of large cap stocks. Within small and mid caps, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within small cap stocks. The Fund excludes from purchase small cap stocks with high asset growth. These stocks outperformed within the Russell 2000® Value Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with higher profitability detracted.
•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.
•	Exclusion of small cap stocks with high asset growth detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional VA U.S. Targeted Value Portfolio – Institutional[1]	5.66%	18.28%	10.05%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Value Index	9.87%	13.85%	8.66%
[121]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 726,117,000
Holdings Count | $ / shares	1,327
Advisory Fees Paid, Amount	$ 1,885,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$726,117
Number of Holdings	1,327
Net Advisory Fees Paid (Thousands)	$1,885
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
TD SYNNEX Corp.	0.7%
WESCO International, Inc.	0.6%
Ally Financial, Inc.	0.6%
Toll Brothers, Inc.	0.6%
Elanco Animal Health, Inc.	0.6%
First Horizon Corp.	0.5%
Viatris, Inc.	0.5%
Invesco Ltd.	0.5%
BorgWarner, Inc.	0.5%
Alcoa Corp.	0.5%

Sector Allocation (% of Total Investments)
Financials	29.1%
Industrials	16.7%
Consumer Discretionary	13.7%
Energy	9.1%
Health Care	7.3%
Materials	6.9%
Information Technology	6.8%
Consumer Staples	5.5%
Communication Services	3.3%
Real Estate	1.1%
Utilities	0.5%
[122],[123]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VIT Inflation-Protected Securities Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VIT Inflation-Protected Securities Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.11%[1]
[124]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%	[124]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.54% for the Portfolio and 6.06% for the Bloomberg U.S. TIPS Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming longer and shorter-term TIPS.
Relative to the benchmark, the Portfolio’s:
•	Underweight to short- and long-term TIPS and overweight to intermediate-term TIPS contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional VIT Inflation-Protected Securities Portfolio – Institutional	6.54%	1.59%	3.02%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.02%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 229,149,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 191,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$229,149
Number of Holdings	24
Net Advisory Fees Paid (Thousands)	$191
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
1 to 3 Years	2.7%
3 to 5 Years	35.3%
5 to 10 Years	41.9%
Greater than 10 Years	20.1%
[125]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional World ex U.S. Sustainability Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DADIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional World ex U.S. Sustainability Targeted Value Portfolio (the “Portfolio”) for the period of May 6, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28[1]	0.52%2,[3]
[126],[127],[128]
Expenses Paid, Amount	$ 28	[126]
Expense Ratio, Percent	0.52%	[127],[128]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
Since inception on May 6, 2025, through October 31, 2025, total returns were 18.19% for the Fund and 15.82% for the MSCI All Country World ex USA SMID Value Index (net dividends), the Fund’s style benchmark.
PERFORMANCE HIGHLIGHTS
Global ex U.S. stocks had positive returns for the period. As measured by the MSCI All Country World ex USA IMI indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks and underperformed other large cap stocks. Mid cap stocks outperformed large cap stocks. Small and mid cap value stocks outperformed small and mid cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Global ex U.S. REITs underperformed Global ex U.S. equities as measured by the S&P Global ex U.S. REIT Index and MSCI All Country World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Focus on value stocks contributed, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks underperformed.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

Since Inception (05/06/2025)
Dimensional World ex U.S. Sustainability Targeted Value Portfolio – Institutional	18.19%
MSCI All Country World ex USA IMI Index (net div.)	16.24%
MSCI All Country World ex USA SMID Value Index (net div.)	15.82%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 117,687,000
Holdings Count | $ / shares	1,263
Advisory Fees Paid, Amount	$ 133,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$117,687
Number of Holdings	1,263
Net Advisory Fees Paid (Thousands)	$133
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Baidu, Inc. A	0.8%
Bank of Ireland Group PLC	0.7%
Banco BPM SpA	0.7%
Magna International, Inc.	0.6%
NN Group NV	0.6%
Julius Baer Group Ltd.	0.6%
Sandoz Group AG	0.6%
ABN AMRO Bank NV	0.6%
UPM-Kymmene OYJ	0.6%
Centrica PLC	0.6%

Top Countries (% of Total Investments)
Japan	14.5%
China	10.1%
United Kingdom	8.4%
Canada	7.6%
Taiwan	6.2%
Switzerland	6.0%
India	5.3%
Italy	4.1%
Australia	4.0%
South Korea	4.0%
[129],[130]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[2]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[3]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[4]
†	Excludes cash investments and collateral for loaned securities, if any.

[5]
†	Excludes cash investments and collateral for loaned securities, if any.

[6]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[7]
†	Excludes cash investments and collateral for loaned securities, if any.

[8]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[9]
†	Excludes cash investments and collateral for loaned securities, if any.

[10]
†	Excludes cash investments and collateral for loaned securities, if any.

[11]
†	Excludes cash investments and collateral for loaned securities, if any.

[12]
†	Excludes cash investments and collateral for loaned securities, if any.

[13]
†	Excludes cash investments and collateral for loaned securities, if any.

[14]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[15]
†	Excludes cash investments and collateral for loaned securities, if any.

[16]
†	Excludes cash investments and collateral for loaned securities, if any.

[17]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[18]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[19]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[20]
†	Excludes cash investments and collateral for loaned securities, if any.

[21]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[22]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[23]
†	Excludes cash investments and collateral for loaned securities, if any.

[24]
†	Excludes cash investments and collateral for loaned securities, if any.

[25]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[26]
†	Excludes cash investments and collateral for loaned securities, if any.

[27]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[28]
†	Excludes cash investments and collateral for loaned securities, if any.

[29]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[30]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[31]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[32]
†	Excludes cash investments and collateral for loaned securities, if any.

[33]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[34]
†	Excludes cash investments and collateral for loaned securities, if any.

[35]
†	Excludes cash investments and collateral for loaned securities, if any.

[36]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[37]
†	Excludes cash investments and collateral for loaned securities, if any.

[38]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[39]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[40]
†	Excludes cash investments, if any.

[41]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[42]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[43]
†	Excludes cash investments, if any.

[44]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[45]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[46]
†	Excludes cash investments, if any.

[47]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[48]
†	Excludes cash investments, if any.

[49]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[50]
†	Excludes cash investments, if any.

[51]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[52]
†	Excludes cash investments, if any.

[53]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[54]
†	Excludes cash investments, if any.

[55]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[56]
†	Excludes cash investments, if any.

[57]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[58]
†	Excludes cash investments, if any.

[59]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[60]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[61]
†	Excludes cash investments, if any.

[62]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[63]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[64]
†	Excludes cash investments, if any.

[65]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[66]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[67]
†	Excludes cash investments, if any.

[68]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[69]
2	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.

[70]
3	Annualized

[71]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[72]
†	Excludes cash investments, if any.

[73]
Excludes short-term investments and collateral for loaned securities, if any.

[74]
Excludes short-term investments and collateral for loaned securities, if any.

[75]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[76]
Excludes short-term investments and collateral for loaned securities, if any.

[77]
Excludes short-term investments and collateral for loaned securities, if any.

[78]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[79]
†	Excludes short-term investments and collateral for loaned securities, if any.

[80]
Excludes short-term investments and collateral for loaned securities, if any.

[81]
Excludes short-term investments and collateral for loaned securities, if any.

[82]
Excludes short-term investments and collateral for loaned securities, if any.

[83]
Excludes short-term investments and collateral for loaned securities, if any.

[84]
Excludes short-term investments and collateral for loaned securities, if any.

[85]
Excludes short-term investments and collateral for loaned securities, if any.

[86]
Excludes short-term investments and collateral for loaned securities, if any.

[87]
Excludes short-term investments and collateral for loaned securities, if any.

[88]
Excludes short-term investments and collateral for loaned securities, if any.

[89]
Excludes short-term investments and collateral for loaned securities, if any.

[90]
Excludes short-term investments and collateral for loaned securities, if any.

[91]
Excludes short-term investments and collateral for loaned securities, if any.

[92]
Excludes short-term investments and collateral for loaned securities, if any.

[93]
Excludes short-term investments and collateral for loaned securities, if any.

[94]
Excludes short-term investments and collateral for loaned securities, if any.

[95]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[96]
Excludes short-term investments and collateral for loaned securities, if any.

[97]
Excludes short-term investments and collateral for loaned securities, if any.

[98]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[99]
2	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[100]
†	Excludes cash investments, if any.

[101]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[102]
†	Excludes cash investments and collateral for loaned securities, if any.

[103]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[104]
2	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[105]
1	Dimensional VA Global Moderate Allocation Composite Index is an unmanaged hypothetical index composed of 65% S&P Global BMI Index (net dividends) and 35% ICE BofA 1-3 Year Global Government Index (hedged to USD).

[106]
2	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[107]
†	Excludes cash investments, if any.

[108]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[109]
Excludes short-term investments and collateral for loaned securities, if any.

[110]
Excludes short-term investments and collateral for loaned securities, if any.

[111]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[112]
Excludes short-term investments and collateral for loaned securities, if any.

[113]
Excludes short-term investments and collateral for loaned securities, if any.

[114]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[115]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[116]
†	Excludes cash investments and collateral for loaned securities, if any.

[117]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[118]
Excludes short-term investments and collateral for loaned securities, if any.

[119]
Excludes short-term investments and collateral for loaned securities, if any.

[120]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[121]
1	The Fund has adopted the performance of the Tax-Managed U.S. Targeted Value Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.

[122]
Excludes short-term investments and collateral for loaned securities, if any.

[123]
Excludes short-term investments and collateral for loaned securities, if any.

[124]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[125]
†	Excludes cash investments and collateral for loaned securities, if any.

[126]
1	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.

[127]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[128]
3	Annualized

[129]
Excludes short-term investments and collateral for loaned securities, if any.

[130]
Excludes short-term investments and collateral for loaned securities, if any.